UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited) Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Industrials Portfolio

March 31, 2015

1.814650.110

VCY-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
AEROSPACE & DEFENSE - 28.2%
Aerospace & Defense - 28.2%
General Dynamics Corp.	33,800	$ 4,587,674
Honeywell International, Inc.	81,227	8,472,788
Orbital ATK, Inc.	25,049	1,919,505
Raytheon Co.	39,200	4,282,600
Teledyne Technologies, Inc. (a)	21,978	2,345,712
Textron, Inc.	74,403	3,298,285
The Boeing Co.	55,675	8,355,704
United Technologies Corp.	112,223	13,152,535
		46,414,803
AIR FREIGHT & LOGISTICS - 5.4%
Air Freight & Logistics - 5.4%
FedEx Corp.	54,109	8,952,334
AIRLINES - 6.7%
Airlines - 6.7%
American Airlines Group, Inc.	75,141	3,965,942
Delta Air Lines, Inc.	87,827	3,948,702
United Continental Holdings, Inc. (a)	46,700	3,140,575
		11,055,219
BUILDING PRODUCTS - 5.0%
Building Products - 5.0%
A.O. Smith Corp.	65,742	4,316,620
Caesarstone Sdot-Yam Ltd.	9,800	594,958
Lennox International, Inc.	30,381	3,393,254
		8,304,832
COMMERCIAL SERVICES & SUPPLIES - 4.4%
Diversified Support Services - 1.2%
KAR Auction Services, Inc.	54,200	2,055,806
Office Services & Supplies - 1.7%
West Corp.	82,306	2,776,181
Security & Alarm Services - 1.5%
Tyco International Ltd.	56,500	2,432,890
TOTAL COMMERCIAL SERVICES & SUPPLIES		7,264,877
CONSTRUCTION & ENGINEERING - 2.2%
Construction & Engineering - 2.2%
AECOM Technology Corp. (a)	89,132	2,747,048
Jacobs Engineering Group, Inc. (a)	18,400	830,944
		3,577,992
DIVERSIFIED CONSUMER SERVICES - 1.1%
Specialized Consumer Services - 1.1%
ServiceMaster Global Holdings, Inc.	52,600	1,775,250
ELECTRICAL EQUIPMENT - 4.2%
Electrical Components & Equipment - 2.4%
AMETEK, Inc.	23,000	1,208,420

	Shares	Value
EnerSys	22,375	$ 1,437,370
Hubbell, Inc. Class B	11,907	1,305,245
		3,951,035
Heavy Electrical Equipment - 1.8%
Babcock & Wilcox Co.	92,100	2,955,489
TOTAL ELECTRICAL EQUIPMENT		6,906,524
ENERGY EQUIPMENT & SERVICES - 0.2%
Oil & Gas Equipment & Services - 0.2%
Aspen Aerogels, Inc. (a)	51,977	378,393
INDUSTRIAL CONGLOMERATES - 8.2%
Industrial Conglomerates - 8.2%
Danaher Corp.	120,485	10,229,177
General Electric Co.	133,048	3,300,921
		13,530,098
MACHINERY - 12.2%
Agricultural & Farm Machinery - 2.2%
Deere & Co.	40,673	3,566,615
Construction Machinery & Heavy Trucks - 3.7%
Caterpillar, Inc.	42,925	3,435,288
Manitowoc Co., Inc.	125,880	2,713,973
		6,149,261
Industrial Machinery - 6.3%
IDEX Corp.	28,840	2,186,937
Ingersoll-Rand PLC	43,400	2,954,672
Pall Corp.	32,447	3,257,354
Valmont Industries, Inc.	15,519	1,906,975
		10,305,938
TOTAL MACHINERY		20,021,814
PROFESSIONAL SERVICES - 8.5%
Human Resource & Employment Services - 1.7%
Towers Watson & Co.	20,920	2,765,310
Research & Consulting Services - 6.8%
Corporate Executive Board Co.	23,400	1,868,724
Dun & Bradstreet Corp.	15,455	1,983,804
Huron Consulting Group, Inc. (a)	33,672	2,227,403
Nielsen Holdings B.V.	61,890	2,758,437
Verisk Analytics, Inc. (a)	33,452	2,388,473
		11,226,841
TOTAL PROFESSIONAL SERVICES		13,992,151
ROAD & RAIL - 11.0%
Railroads - 6.1%
Genesee & Wyoming, Inc. Class A (a)	15,600	1,504,464
Union Pacific Corp.	78,796	8,534,395
		10,038,859
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Trucking - 4.9%
J.B. Hunt Transport Services, Inc.	73,546	$ 6,280,461
Swift Transporation Co. (a)	65,800	1,712,116
		7,992,577
TOTAL ROAD & RAIL		18,031,436
TRADING COMPANIES & DISTRIBUTORS - 1.9%
Trading Companies & Distributors - 1.9%
HD Supply Holdings, Inc. (a)	102,600	3,196,503
TOTAL COMMON STOCKS (Cost $127,463,482)		163,402,226
Money Market Funds - 0.1%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b) (Cost $167,939)	167,939	$ 167,939
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $127,631,421)	163,570,165
NET OTHER ASSETS (LIABILITIES) - 0.7%	1,136,262
NET ASSETS - 100%	$ 164,706,427
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 380
Fidelity Securities Lending Cash Central Fund	2,872
Total	$ 3,252
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $127,846,796. Net unrealized appreciation aggregated $35,723,369, of which $36,819,637 related to appreciated investment securities and $1,096,268 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Energy Portfolio

March 31, 2015

1.814635.110

VNR-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 17.5%
Oil & Gas Drilling - 0.9%
Ocean Rig UDW, Inc. (United States)	43,735	$ 288,214
Odfjell Drilling A/S (d)	239,550	193,289
Unit Corp. (a)	54,500	1,524,910
Vantage Drilling Co. (a)	779,919	255,423
Xtreme Drilling & Coil Services Corp. (a)	345,800	453,222
		2,715,058
Oil & Gas Equipment & Services - 16.6%
Baker Hughes, Inc.	203,100	12,913,098
C&J Energy Services Ltd. (a)	16,600	184,758
Dril-Quip, Inc. (a)	32,244	2,205,167
FMC Technologies, Inc. (a)	110,004	4,071,248
Frank's International NV	34,500	645,150
Oceaneering International, Inc.	94,349	5,088,242
Schlumberger Ltd.	293,227	24,466,861
Total Energy Services, Inc.	22,800	253,103
Weatherford International Ltd. (a)	86,600	1,065,180
		50,892,807
TOTAL ENERGY EQUIPMENT & SERVICES		53,607,865
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.0%
Independent Power Producers & Energy Traders - 0.5%
Dynegy, Inc. (a)	46,479	1,460,835
Renewable Electricity - 0.5%
NextEra Energy Partners LP	34,200	1,498,644
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		2,959,479
OIL, GAS & CONSUMABLE FUELS - 80.3%
Integrated Oil & Gas - 18.6%
BG Group PLC	251,748	3,089,889
Chevron Corp.	162,531	17,062,504
Exxon Mobil Corp.	419,748	35,678,579
Imperial Oil Ltd.	19,902	794,320
Suncor Energy, Inc.	10,300	300,977
		56,926,269
Oil & Gas Exploration & Production - 43.3%
Anadarko Petroleum Corp.	175,034	14,494,566
Apache Corp.	29,900	1,803,867
Bankers Petroleum Ltd. (a)	244,300	522,722
Bonanza Creek Energy, Inc. (a)	37,734	930,520
Canadian Natural Resources Ltd.	41,300	1,265,853
Carrizo Oil & Gas, Inc. (a)	18,100	898,665
Chesapeake Energy Corp. (d)	37,600	532,416
Cimarex Energy Co.	108,887	12,531,805
Concho Resources, Inc. (a)	63,800	7,395,696
ConocoPhillips Co.	104,282	6,492,597
Continental Resources, Inc. (a)(d)	72,450	3,163,892
Diamondback Energy, Inc. (a)	45,400	3,488,536

	Shares	Value
Encana Corp.	245,100	$ 2,736,342
Energen Corp.	61,800	4,078,800
EOG Resources, Inc.	217,042	19,900,581
Evolution Petroleum Corp.	27,330	162,614
Gulfport Energy Corp. (a)	62,800	2,883,148
Kosmos Energy Ltd. (a)	80,800	639,128
Marathon Oil Corp.	14,600	381,206
Memorial Resource Development Corp.	173,700	3,081,438
Newfield Exploration Co. (a)	219,200	7,691,728
Noble Energy, Inc.	209,512	10,245,137
Northern Oil & Gas, Inc. (a)	90,107	694,725
Paramount Resources Ltd. Class A (a)	13,800	339,947
Parsley Energy, Inc. Class A	44,000	703,120
PDC Energy, Inc. (a)	91,834	4,962,709
Peyto Exploration & Development Corp. (d)	16,700	447,777
Pioneer Natural Resources Co.	57,865	9,461,506
Rice Energy, Inc. (a)	21,500	467,840
RSP Permian, Inc. (a)(d)	6,500	163,735
SM Energy Co.	105,900	5,472,912
Synergy Resources Corp. (a)	104,724	1,240,979
TAG Oil Ltd. (a)	202,500	212,645
Whiting Petroleum Corp. (a)	86,420	2,670,378
		132,159,530
Oil & Gas Refining & Marketing - 6.4%
Alon U.S.A. Energy, Inc.	21,700	359,569
CVR Refining, LP	14,771	306,351
Delek U.S. Holdings, Inc.	4,800	190,800
Marathon Petroleum Corp.	8,336	853,523
Tesoro Corp.	91,900	8,389,551
Valero Energy Corp.	134,588	8,562,489
World Fuel Services Corp.	17,065	980,896
		19,643,179
Oil & Gas Storage & Transport - 12.0%
Cheniere Energy, Inc. (a)	40,800	3,157,920
Columbia Pipeline Partners LP	10,800	299,052
Dominion Midstream Partners LP	11,543	479,150
Enable Midstream Partners LP	19,250	315,700
EQT Midstream Partners LP	12,200	947,452
Golar LNG Ltd. (d)	67,600	2,249,728
Kinder Morgan, Inc.	206,700	8,693,802
Magellan Midstream Partners LP	13,570	1,040,955
MPLX LP	32,668	2,393,258
ONEOK, Inc.	14,600	704,304
Phillips 66 Partners LP	34,775	2,457,549
Plains GP Holdings LP Class A	139,200	3,949,104
SemGroup Corp. Class A	10,700	870,338
Targa Resources Corp.	26,670	2,554,719
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
The Williams Companies, Inc.	73,400	$ 3,713,306
Valero Energy Partners LP	57,500	2,783,000
		36,609,337
TOTAL OIL, GAS & CONSUMABLE FUELS		245,338,315
TOTAL COMMON STOCKS (Cost $286,542,050)		301,905,659
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.14% (b)	3,516,966	3,516,966
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	6,475,410	6,475,410
TOTAL MONEY MARKET FUNDS (Cost $9,992,376)		9,992,376
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $296,534,426)		311,898,035
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(6,397,091)
NET ASSETS - 100%		$ 305,500,944
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,077
Fidelity Securities Lending Cash Central Fund	11,678
Total	$ 14,755
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 301,905,659	$ 298,815,770	$ 3,089,889	$ -
Money Market Funds	9,992,376	9,992,376	-	-
Total Investments in Securities:	$ 311,898,035	$ 308,808,146	$ 3,089,889	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $297,607,680. Net unrealized appreciation aggregated $14,290,355, of which $43,454,654 related to appreciated investment securities and $29,164,299 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Materials Portfolio

March 31, 2015

1.856923.107

VMATP-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CHEMICALS - 69.1%
Commodity Chemicals - 8.3%
LyondellBasell Industries NV Class A	41,616	$ 3,653,885
Methanex Corp.	26,800	1,434,849
Orion Engineered Carbons SA	39,956	719,208
		5,807,942
Diversified Chemicals - 19.8%
E.I. du Pont de Nemours & Co.	108,300	7,740,200
Eastman Chemical Co.	56,235	3,894,836
FMC Corp.	38,554	2,207,217
		13,842,253
Fertilizers & Agricultural Chemicals - 15.9%
Agrium, Inc.	8,100	844,183
CF Industries Holdings, Inc.	9,200	2,609,856
Monsanto Co.	53,127	5,978,913
The Mosaic Co.	36,000	1,658,160
		11,091,112
Industrial Gases - 8.2%
Airgas, Inc.	19,401	2,058,640
Praxair, Inc.	30,526	3,685,709
		5,744,349
Specialty Chemicals - 16.9%
Albemarle Corp. U.S.	16,300	861,292
Ashland, Inc.	17,200	2,189,732
Cytec Industries, Inc.	14,300	772,772
Ecolab, Inc.	34,728	3,972,189
NewMarket Corp.	3,429	1,638,376
Sherwin-Williams Co.	2,507	713,242
W.R. Grace & Co. (a)	16,746	1,655,677
		11,803,280
TOTAL CHEMICALS		48,288,936
CONSTRUCTION MATERIALS - 3.6%
Construction Materials - 3.6%
Eagle Materials, Inc.	29,988	2,505,797
CONTAINERS & PACKAGING - 16.9%
Metal & Glass Containers - 3.1%
Aptargroup, Inc.	16,823	1,068,597
Ball Corp.	16,300	1,151,432
		2,220,029
Paper Packaging - 13.8%
Avery Dennison Corp.	14,800	783,068
Graphic Packaging Holding Co.	123,400	1,794,236
MeadWestvaco Corp.	3,600	179,532
Packaging Corp. of America	20,000	1,563,800

	Shares	Value
Rock-Tenn Co. Class A	56,594	$ 3,650,313
Sealed Air Corp.	36,300	1,653,828
		9,624,777
TOTAL CONTAINERS & PACKAGING		11,844,806
ENERGY EQUIPMENT & SERVICES - 0.6%
Oil & Gas Equipment & Services - 0.6%
Aspen Aerogels, Inc. (a)	54,908	399,730
METALS & MINING - 6.9%
Diversified Metals & Mining - 0.2%
Copper Mountain Mining Corp. (a)	132,225	121,101
Gold - 2.0%
Franco-Nevada Corp.	14,834	718,891
Royal Gold, Inc.	10,927	689,603
		1,408,494
Steel - 4.7%
Nucor Corp.	35,700	1,696,821
Steel Dynamics, Inc.	79,000	1,587,900
		3,284,721
TOTAL METALS & MINING		4,814,316
PAPER & FOREST PRODUCTS - 1.9%
Paper Products - 1.9%
Domtar Corp.	28,700	1,326,514
TRADING COMPANIES & DISTRIBUTORS - 0.7%
Trading Companies & Distributors - 0.7%
Wolseley PLC	8,451	500,571
TOTAL COMMON STOCKS (Cost $57,204,343)		69,680,670
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 0.14% (b) (Cost $327,205)	327,205	327,205
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $57,531,548)		70,007,875
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(164,855)
NET ASSETS - 100%		$ 69,843,020
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 148
Fidelity Securities Lending Cash Central Fund	484
Total	$ 632
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $57,833,469. Net unrealized appreciation aggregated $12,174,406, of which $13,816,286 related to appreciated investment securities and $1,641,880 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Utilities Portfolio

March 31, 2015

1.814651.110

VUT-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
Alternative Carriers - 0.7%
Cogent Communications Group, Inc.	23,562	$ 832,445
ELECTRIC UTILITIES - 43.5%
Electric Utilities - 43.5%
Edison International	86,977	5,433,453
Energias de Portugal SA	101,656	380,930
Exelon Corp.	418,700	14,072,507
FirstEnergy Corp.	68,823	2,412,934
Hawaiian Electric Industries, Inc.	6,700	215,204
ITC Holdings Corp.	48,600	1,819,098
NextEra Energy, Inc.	144,831	15,069,665
NRG Yield, Inc. Class A (d)	26,964	1,367,884
OGE Energy Corp.	101,021	3,193,274
PPL Corp.	165,810	5,581,165
		49,546,114
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 12.1%
Independent Power Producers & Energy Traders - 10.8%
Black Hills Corp.	21,482	1,083,552
Calpine Corp. (a)	249,634	5,709,130
Dynegy, Inc. (a)	54,002	1,697,283
NRG Energy, Inc.	152,804	3,849,133
		12,339,098
Renewable Electricity - 1.3%
Abengoa Yield PLC	42,500	1,435,650
		13,774,748
MEDIA - 2.0%
Cable & Satellite - 2.0%
Time Warner Cable, Inc.	14,900	2,233,212
MULTI-UTILITIES - 29.5%
Multi-Utilities - 29.5%
Dominion Resources, Inc.	131,294	9,304,806
NiSource, Inc.	102,528	4,527,636
PG&E Corp.	105,639	5,606,262
Sempra Energy	113,581	12,382,601
TECO Energy, Inc.	87,500	1,697,500
		33,518,805

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 7.3%
Oil & Gas Storage & Transport - 7.3%
Boardwalk Pipeline Partners, LP	30,200	$ 486,220
Cheniere Energy Partners LP Holdings LLC	116,800	2,799,696
Energy Transfer Equity LP	37,218	2,358,132
Kinder Morgan, Inc.	43,300	1,821,198
Plains GP Holdings LP Class A	31,266	887,016
		8,352,262
REAL ESTATE INVESTMENT TRUSTS - 3.6%
Specialized REITs - 3.6%
American Tower Corp.	17,326	1,631,243
Crown Castle International Corp.	29,300	2,418,422
		4,049,665
TOTAL COMMON STOCKS (Cost $97,583,471)		112,307,251
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.14% (b)	1,833,032	1,833,032
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	49,887	49,887
TOTAL MONEY MARKET FUNDS (Cost $1,882,919)		1,882,919
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $99,466,390)		114,190,170
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(429,561)
NET ASSETS - 100%		$ 113,760,609
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 930
Fidelity Securities Lending Cash Central Fund	1,276
Total	$ 2,206
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $99,701,625. Net unrealized appreciation aggregated $14,488,545, of which $16,306,112 related to appreciated investment securities and $1,817,567 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Technology Portfolio

March 31, 2015

1.814636.110

VTC-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
AUTOMOBILES - 0.4%
Automobile Manufacturers - 0.4%
Tesla Motors, Inc. (a)	5,100	$ 962,727
COMMUNICATIONS EQUIPMENT - 6.4%
Communications Equipment - 6.4%
ADTRAN, Inc.	29,200	545,164
Aruba Networks, Inc. (a)	3,500	85,715
Cisco Systems, Inc.	132,200	3,638,805
CommScope Holding Co., Inc. (a)	64,000	1,826,560
Finisar Corp. (a)	700	14,938
Infinera Corp. (a)	13,800	271,446
Ixia (a)	41,400	502,182
Juniper Networks, Inc.	64,600	1,458,668
Polycom, Inc. (a)	15	201
Procera Networks, Inc. (a)(d)	109,100	1,024,449
QUALCOMM, Inc.	77,600	5,380,784
Riverbed Technology, Inc. (a)	59,000	1,233,690
Sandvine Corp. (U.K.) (a)	19,488	56,315
ShoreTel, Inc. (a)	9,900	67,518
Sonus Networks, Inc. (a)	48,420	381,550
Spirent Communications PLC	200,200	259,112
UTStarcom Holdings Corp. (a)	66,666	176,665
		16,923,762
CONSTRUCTION MATERIALS - 0.9%
Construction Materials - 0.9%
Universal Cement Corp.	2,558,160	2,414,671
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
LifeLock, Inc. (a)	30,400	428,944
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Alternative Carriers - 0.2%
8x8, Inc. (a)	54,200	455,280
inContact, Inc. (a)	7,000	76,300
		531,580
ELECTRICAL EQUIPMENT - 0.7%
Electrical Components & Equipment - 0.6%
Lumenpulse, Inc. (a)	50,000	564,526
OSRAM Licht AG	11,845	589,692
Toyo Tanso Co. Ltd.	26,300	487,891
		1,642,109
Heavy Electrical Equipment - 0.1%
Mitsubishi Electric Corp.	18,000	213,687
TOTAL ELECTRICAL EQUIPMENT		1,855,796
ELECTRONIC EQUIPMENT & COMPONENTS - 5.0%
Electronic Components - 2.9%
Alps Electric Co. Ltd.	6,000	144,476
Amphenol Corp. Class A	7,000	412,510

	Shares	Value
AVX Corp.	1,300	$ 18,551
Boardtek Electronics Corp.	126,000	229,399
Corning, Inc.	1,200	27,216
DTS, Inc. (a)	400	13,628
E Ink Holdings, Inc. GDR (a)(e)	1,000	4,608
InvenSense, Inc. (a)(d)	5,000	76,050
KH Vatec Co. Ltd.	7,780	224,154
Ledlink Optics, Inc.	196,802	318,631
Mitsumi Electric Co. Ltd.	14,300	106,118
Murata Manufacturing Co. Ltd.	2,300	315,880
OMRON Corp.	29,300	1,319,940
Polytronics Technology Corp.	87,000	192,634
Samsung Electro-Mechanics Co. Ltd.	9,141	633,893
Samsung SDI Co. Ltd.	6,703	825,083
Sapphire Technology Co. Ltd. (a)	2,181	32,353
Sunny Optical Technology Group Co. Ltd.	203,000	369,203
Taiyo Yuden Co. Ltd.	9,300	135,620
TDK Corp.	3,900	276,149
TPK Holding Co. Ltd.	140,000	981,026
Vishay Intertechnology, Inc.	1,700	23,494
Yageo Corp.	487,981	1,007,096
Yaskawa Electric Corp.	3,000	43,843
		7,731,555
Electronic Equipment & Instruments - 0.5%
Chroma ATE, Inc.	254,945	633,834
Control4 Corp. (a)(d)	9,900	118,602
Firich Enterprise Co. Ltd.	10,403	35,450
Itron, Inc. (a)	400	14,604
Keyence Corp.	200	109,139
PAX Global Technology Ltd. (a)	290,000	303,367
RealD, Inc. (a)	9,800	125,342
		1,340,338
Electronic Manufacturing Services - 1.6%
AAC Technology Holdings, Inc.	65,500	404,271
AIC, Inc.	6,000	33,405
KEMET Corp. (a)	2,800	11,592
Multi-Fineline Electronix, Inc. (a)	411	7,509
TE Connectivity Ltd.	16,300	1,167,406
Trimble Navigation Ltd. (a)	99,370	2,504,124
		4,128,307
Technology Distributors - 0.0%
Anixter International, Inc. (a)	300	22,839
Arrow Electronics, Inc. (a)	600	36,690
		59,529
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		13,259,729
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
China Medical Technologies, Inc. sponsored ADR (a)	300	0
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Intai Technology Corp.	64,000	$ 339,935
PW Medtech Group Ltd. (a)	670,000	253,217
		593,152
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	600	14,994
HEALTH CARE TECHNOLOGY - 1.0%
Health Care Technology - 1.0%
athenahealth, Inc. (a)	6,600	787,974
M3, Inc.	18,400	390,354
Medidata Solutions, Inc. (a)	27,900	1,368,216
		2,546,544
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
500.com Ltd. sponsored ADR Class A (a)	200	2,158
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.0%
Sony Corp.	4,800	128,369
Household Appliances - 0.2%
iRobot Corp. (a)	500	16,315
Techtronic Industries Co. Ltd.	146,500	495,095
		511,410
TOTAL HOUSEHOLD DURABLES		639,779
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.0%
Renewable Electricity - 0.0%
Vivint Solar, Inc. (d)	3,800	46,132
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Toshiba Corp.	32,000	134,082
INTERNET & CATALOG RETAIL - 3.8%
Internet Retail - 3.8%
Amazon.com, Inc. (a)	3,500	1,302,350
Ctrip.com International Ltd. sponsored ADR (a)	78,750	4,616,325
Groupon, Inc. Class A (a)	330,100	2,380,021
InterPark INT Corp.	464	8,703
Jumei International Holding Ltd. sponsored ADR (d)	47,200	746,704
MakeMyTrip Ltd. (a)	3,400	74,664
MySale Group PLC	59,700	44,722
Priceline Group, Inc. (a)	88	102,445
Qunar Cayman Islands Ltd. sponsored ADR (a)	4,369	180,221
Start Today Co. Ltd.	11,500	302,737
Travelport Worldwide Ltd.	3,800	63,460

	Shares	Value
TripAdvisor, Inc. (a)	1,900	$ 158,023
Wayfair LLC Class A (d)	600	19,272
		9,999,647
INTERNET SOFTWARE & SERVICES - 26.3%
Internet Software & Services - 26.3%
21Vianet Group, Inc. ADR (a)(d)	65,400	1,154,964
58.com, Inc. ADR (a)	45,100	2,384,888
Addcn Technology Co. Ltd.	2,000	24,158
Alibaba Group Holding Ltd. sponsored ADR	25,500	2,122,620
Amber Road, Inc. (a)	20,000	185,000
Autohome, Inc. ADR Class A (a)	300	13,191
Baidu.com, Inc. sponsored ADR (a)	2,900	604,360
Bazaarvoice, Inc. (a)	600	3,390
blinkx PLC (a)(d)	50,400	22,055
ChannelAdvisor Corp. (a)	45,800	443,802
China Finance Online Co. Ltd. ADR (a)(d)	16,800	72,240
Cimpress NV (a)	600	50,628
Constant Contact, Inc. (a)	900	34,389
Cookpad, Inc. (d)	4,300	196,396
Cornerstone OnDemand, Inc. (a)	42,300	1,222,047
Demandware, Inc. (a)(d)	15,600	950,040
DeNA Co. Ltd.	4,200	82,209
eBay, Inc. (a)	33,500	1,932,280
eGain Communications Corp. (a)(d)	113,400	374,220
Endurance International Group Holdings, Inc. (a)	92,500	1,763,050
Facebook, Inc. Class A (a)	159,889	13,145,274
Google, Inc.:
Class A (a)	21,900	12,147,930
Class C (a)	22,300	12,220,400
Hortonworks, Inc. (d)	400	9,536
Leju Holdings Ltd. ADR	654	5,206
LendingClub Corp. (d)	26,200	514,830
LinkedIn Corp. Class A (a)	14,700	3,672,942
LivePerson, Inc. (a)	8,800	90,068
Livesense, Inc. (a)(d)	14,200	72,622
LogMeIn, Inc. (a)	9,391	525,802
Marketo, Inc. (a)	200	5,124
MercadoLibre, Inc.	200	24,504
Millennial Media, Inc. (a)(d)	7,500	10,875
Momo, Inc. ADR (d)	27,500	291,500
NAVER Corp.	5,006	3,029,069
New Relic, Inc. (d)	300	10,410
Phoenix New Media Ltd. ADR (a)	8,800	49,896
Renren, Inc. ADR (a)	1,500	3,615
Rocket Internet AG (a)	1,083	53,666
SciQuest, Inc. (a)	35,515	601,269
TelecityGroup PLC (d)	26,100	338,771
Textura Corp. (a)	41,500	1,127,970
Twitter, Inc. (a)	68,100	3,410,448
Wix.com Ltd. (a)	38,700	741,492
Xunlei Ltd. sponsored ADR	76,100	484,757
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Yahoo!, Inc. (a)	60,700	$ 2,697,205
Yelp, Inc. (a)	14,400	681,840
Youku Tudou, Inc. ADR (a)	2,700	33,750
		69,636,698
IT SERVICES - 7.8%
Data Processing & Outsourced Services - 6.5%
Alliance Data Systems Corp. (a)	400	118,500
DST Systems, Inc.	4,800	531,408
eClerx Services Ltd. (a)	4,935	125,641
EVERTEC, Inc.	10,100	220,786
Fidelity National Information Services, Inc.	84,800	5,771,488
Fiserv, Inc. (a)	8,000	635,200
FleetCor Technologies, Inc. (a)	3,200	482,944
Global Payments, Inc.	4,700	430,896
MasterCard, Inc. Class A	14,700	1,269,933
NETELLER PLC (a)(d)	173,000	1,354,997
Syntel, Inc. (a)	4,000	206,920
Teletech Holdings, Inc.	4,994	127,097
The Western Union Co.	4,100	85,321
Total System Services, Inc.	69,000	2,632,350
VeriFone Systems, Inc. (a)	500	17,445
Visa, Inc. Class A	40,000	2,616,400
WEX, Inc. (a)	5,300	569,008
		17,196,334
IT Consulting & Other Services - 1.3%
China Information Technology, Inc. (a)	42	201
Cognizant Technology Solutions Corp. Class A (a)	31,500	1,965,285
Fujitsu Ltd.	35,000	238,687
IBM Corp.	100	16,050
iGATE Corp. (a)	1,200	51,192
Lionbridge Technologies, Inc. (a)	132,300	756,756
ServiceSource International, Inc. (a)	22,300	69,130
Virtusa Corp. (a)	10,000	413,800
		3,511,101
TOTAL IT SERVICES		20,707,435
LEISURE PRODUCTS - 0.5%
Leisure Products - 0.5%
Sega Sammy Holdings, Inc.	86,700	1,263,259
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	100	3,878
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Minebea Ltd.	25,000	393,211

	Shares	Value
MEDIA - 0.6%
Advertising - 0.0%
iCar Asia Ltd. (a)(d)	33,463	$ 27,526
ReachLocal, Inc. (a)(d)	14,600	42,486
		70,012
Broadcasting - 0.2%
Fuji Media Holdings, Inc.	31,400	445,077
Cable & Satellite - 0.3%
DISH Network Corp. Class A (a)	500	35,030
Naspers Ltd. Class N	5,100	786,297
		821,327
Movies & Entertainment - 0.1%
IMAX Corp. (a)	5,900	198,889
TOTAL MEDIA		1,535,305
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	700	0
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
E-House China Holdings Ltd. ADR	13,080	71,024
ROAD & RAIL - 0.1%
Trucking - 0.1%
eHi Car Service Co. Ltd. sponsored ADR (d)	18,900	180,873
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.4%
Semiconductor Equipment - 1.1%
Aixtron AG (a)	6,700	50,441
Aixtron AG sponsored ADR (a)(d)	13,600	102,272
Applied Materials, Inc.	1,400	31,584
ASM International NV (depositary receipt)	10,800	498,096
Daqo New Energy Corp. ADR (a)(d)	21,866	579,668
Entegris, Inc. (a)	55,800	763,902
EO Technics Co. Ltd.	3,019	348,201
SMA Solar Technology AG (a)(d)	3,955	50,861
STR Holdings, Inc. (a)	433	619
Ultratech, Inc. (a)	26,600	461,244
		2,886,888
Semiconductors - 11.3%
Applied Micro Circuits Corp. (a)	12,600	64,260
ARM Holdings PLC sponsored ADR	1,400	69,020
Atmel Corp.	249,300	2,051,739
Audience, Inc. (a)(d)	51,700	234,718
Avago Technologies Ltd.	4,000	507,920
Broadcom Corp. Class A	24,600	1,065,057
Canadian Solar, Inc. (a)	3,400	113,526
Cavium, Inc. (a)	4,391	310,971
Cree, Inc. (a)(d)	12,000	425,880
Cypress Semiconductor Corp.	10,422	147,054
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Diodes, Inc. (a)	3,600	$ 102,816
Edison Opto Corp.	614,000	546,162
Energy Conversion Devices, Inc. (a)	2,100	0
Everlight Electronics Co. Ltd.	363,000	823,495
Fairchild Semiconductor International, Inc. (a)	1,200	21,816
Freescale Semiconductor, Inc. (a)	18,600	758,136
Genesis Photonics, Inc. (a)	333,786	160,202
Hua Hong Semiconductor Ltd. (a)	776,000	962,912
Infineon Technologies AG	25,800	308,762
Inphi Corp. (a)	16,500	294,195
Integrated Silicon Solution, Inc.	80,700	1,443,723
Intel Corp.	600	18,762
Intersil Corp. Class A	42,500	608,600
Macronix International Co. Ltd. (a)	88,000	21,456
MagnaChip Semiconductor Corp. (a)	8,400	45,948
Marvell Technology Group Ltd.	155,700	2,288,790
Maxim Integrated Products, Inc.	74,700	2,600,307
MaxLinear, Inc. Class A (a)	160,700	1,306,491
Melexis NV	2,710	161,723
Microsemi Corp. (a)	900	31,860
Monolithic Power Systems, Inc.	22,100	1,163,565
Novatek Microelectronics Corp.	49,000	253,992
NVIDIA Corp.	1,300	27,203
NXP Semiconductors NV (a)	22,400	2,248,064
On-Bright Electronics, Inc.	15,000	92,871
PMC-Sierra, Inc. (a)	116,500	1,081,120
Power Integrations, Inc.	5,314	276,753
Qorvo, Inc. (a)	29,200	2,327,240
ROHM Co. Ltd.	1,800	122,999
Sanken Electric Co. Ltd.	75,000	518,168
Semiconductor Manufacturing International Corp. (a)	2,845,000	276,342
Semiconductor Manufacturing International Corp. sponsored ADR (a)	342,100	1,618,133
Silicon Laboratories, Inc. (a)	19,500	990,015
Silicon Motion Technology Corp. sponsored ADR	4,500	120,960
SK Hynix, Inc.	7,685	315,666
Skyworks Solutions, Inc.	300	29,487
SunEdison Semiconductor Ltd.	29,300	756,526
SunPower Corp. (a)	364	11,397
Xilinx, Inc.	4,500	190,350
YoungTek Electronics Corp.	174	372
		29,917,524
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		32,804,412

	Shares	Value
SOFTWARE - 16.8%
Application Software - 8.6%
Adobe Systems, Inc. (a)	77,200	$ 5,708,168
ANSYS, Inc. (a)	8,400	740,796
Autodesk, Inc. (a)	28,200	1,653,648
Broadleaf Co. Ltd.	58,800	1,149,866
BroadSoft, Inc. (a)	22,900	766,234
Citrix Systems, Inc. (a)	10,400	664,248
Comverse, Inc. (a)	513	10,106
Descartes Systems Group, Inc. (a)	78,200	1,179,900
Intuit, Inc.	20,800	2,016,768
Jive Software, Inc. (a)	10,700	54,891
Kingdee International Software Group Co. Ltd. (d)	3,638,400	1,525,259
Manhattan Associates, Inc. (a)	5,152	260,743
Micro Focus International PLC	15,186	266,043
MobileIron, Inc.	2,800	25,928
Mobileye NV (a)	1,100	46,233
Pegasystems, Inc.	800	17,400
Qlik Technologies, Inc. (a)	4,700	146,311
salesforce.com, Inc. (a)	68,600	4,583,166
Splunk, Inc. (a)	500	29,600
Sungy Mobile Ltd. ADR (a)(d)	1,300	4,914
Ultimate Software Group, Inc. (a)	4,900	832,780
Verint Systems, Inc. (a)	666	41,245
Workday, Inc. Class A (a)	8,500	717,485
Workiva, Inc. (d)	21,300	306,720
Zendesk, Inc.	7,300	165,637
		22,914,089
Home Entertainment Software - 1.4%
Devsisters Co. Ltd. (a)	1,385	48,522
Nintendo Co. Ltd.	18,400	2,699,738
Nintendo Co. Ltd. ADR	27,800	512,354
Ourgame International Holdings Ltd.	607,000	299,873
Perfect World Co. Ltd. sponsored ADR Class B	700	13,006
Rosetta Stone, Inc. (a)	1,100	8,371
		3,581,864
Systems Software - 6.8%
Allot Communications Ltd. (a)	62,900	552,891
Check Point Software Technologies Ltd. (a)	1,400	114,758
CommVault Systems, Inc. (a)	11,900	520,030
CyberArk Software Ltd. (a)	1,000	55,570
Fleetmatics Group PLC (a)	72,100	3,233,685
Fortinet, Inc. (a)	7,700	269,115
Infoblox, Inc. (a)	700	16,709
Microsoft Corp.	149,100	6,061,661
NetSuite, Inc. (a)(d)	23,400	2,170,584
Oracle Corp.	42,300	1,825,245
Red Hat, Inc. (a)	27,400	2,075,550
ServiceNow, Inc. (a)	8,500	669,630
Symantec Corp.	5,900	137,854
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - continued
Tableau Software, Inc. (a)	300	$ 27,756
Totvs SA	14,700	168,116
		17,899,154
TOTAL SOFTWARE		44,395,107
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 14.8%
Technology Hardware, Storage & Peripherals - 14.8%
3D Systems Corp. (a)(d)	2,050	56,211
Apple, Inc.	268,415	33,398,877
BlackBerry Ltd. (a)	27,300	243,789
Electronics for Imaging, Inc. (a)	15,300	638,775
Hewlett-Packard Co.	75,117	2,340,646
Intevac, Inc. (a)	1,500	9,210
NEC Corp.	488,000	1,433,463
Nimble Storage, Inc. (a)	1,000	22,310
Samsung Electronics Co. Ltd.	813	1,056,454
Smart Technologies, Inc. Class A (a)(d)	11,200	13,664
		39,213,399
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Bharti Infratel Ltd.	64,082	396,150
TOTAL COMMON STOCKS (Cost $216,388,503)		260,954,448
Convertible Preferred Stocks - 0.9%

INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (f)	45,124	1,503,423
IT SERVICES - 0.0%
Data Processing & Outsourced Services - 0.0%
Nutanix, Inc. Series E (f)	6,397	88,407
PROFESSIONAL SERVICES - 0.3%
Research & Consulting Services - 0.3%
Meituan Corp. Series D (f)	129,576	819,141
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,604,849)		2,410,971
Money Market Funds - 3.8%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c) (Cost $9,967,788)	9,967,788	$ 9,967,788
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $227,961,140)	273,333,207
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(8,375,121)
NET ASSETS - 100%	$ 264,958,086
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,608 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,410,971 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Meituan Corp. Series D	1/26/15	$ 819,141
Nutanix, Inc. Series E	8/26/14	$ 85,697
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 700,011
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,376
Fidelity Securities Lending Cash Central Fund	24,902
Total	$ 27,278
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 260,954,448	$ 247,903,685	$ 13,050,763	$ -
Convertible Preferred Stocks	2,410,971	-	-	2,410,971
Money Market Funds	9,967,788	9,967,788	-	-
Total Investments in Securities:	$ 273,333,207	$ 257,871,473	$ 13,050,763	$ 2,410,971

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 21,915,677
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $228,125,459. Net unrealized appreciation aggregated $45,207,748, of which $59,337,768 related to appreciated investment securities and $14,130,020 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Discretionary Portfolio

March 31, 2015

1.814645.110

VCI-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
AUTO COMPONENTS - 3.5%
Auto Parts & Equipment - 3.5%
Delphi Automotive PLC	36,237	$ 2,889,538
Tenneco, Inc. (a)	25,860	1,484,881
		4,374,419
AUTOMOBILES - 2.5%
Automobile Manufacturers - 0.9%
Tata Motors Ltd. (a)	86,883	761,996
Tesla Motors, Inc. (a)	2,400	453,048
		1,215,044
Motorcycle Manufacturers - 1.6%
Harley-Davidson, Inc.	33,100	2,010,494
TOTAL AUTOMOBILES		3,225,538
BEVERAGES - 2.3%
Distillers & Vintners - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	13,900	1,615,319
Soft Drinks - 1.0%
Monster Beverage Corp. (a)	9,800	1,356,271
TOTAL BEVERAGES		2,971,590
FOOD & STAPLES RETAILING - 0.5%
Food Retail - 0.5%
Sprouts Farmers Market LLC (a)	18,400	648,232
FOOD PRODUCTS - 1.4%
Packaged Foods & Meats - 1.4%
Associated British Foods PLC	15,700	656,295
Keurig Green Mountain, Inc.	10,000	1,117,300
		1,773,595
HOTELS, RESTAURANTS & LEISURE - 24.7%
Casinos & Gaming - 2.8%
Las Vegas Sands Corp.	38,460	2,116,838
Wynn Resorts Ltd.	11,200	1,409,856
		3,526,694
Hotels, Resorts & Cruise Lines - 8.5%
Accor SA	7,100	370,873
China Lodging Group Ltd. ADR (a)	24,780	488,166
Hilton Worldwide Holdings, Inc. (a)	124,400	3,684,728
Marriott International, Inc. Class A	23,640	1,898,765
Wyndham Worldwide Corp.	47,305	4,279,683
		10,722,215
Leisure Facilities - 1.3%
Vail Resorts, Inc.	16,340	1,689,883
Restaurants - 12.1%
Buffalo Wild Wings, Inc. (a)	6,160	1,116,438
DineEquity, Inc.	1,900	203,319

	Shares	Value
Domino's Pizza, Inc.	9,100	$ 915,005
Fiesta Restaurant Group, Inc. (a)	24,400	1,488,400
Jubilant Foodworks Ltd. (a)	33,305	790,588
McDonald's Corp.	17,600	1,714,944
Noodles & Co. (a)	23,700	413,328
Papa John's International, Inc.	19,505	1,205,604
Ruth's Hospitality Group, Inc.	126,416	2,007,486
Starbucks Corp.	57,635	5,458,035
		15,313,147
TOTAL HOTELS, RESTAURANTS & LEISURE		31,251,939
HOUSEHOLD DURABLES - 2.2%
Homebuilding - 2.2%
D.R. Horton, Inc.	32,100	914,208
Lennar Corp. Class A	19,300	999,933
PulteGroup, Inc.	40,100	891,423
		2,805,564
INTERNET & CATALOG RETAIL - 4.7%
Internet Retail - 4.7%
Amazon.com, Inc. (a)	4,350	1,618,635
Ocado Group PLC (a)(d)	141,000	740,006
Priceline Group, Inc. (a)	3,141	3,656,595
		6,015,236
INTERNET SOFTWARE & SERVICES - 3.0%
Internet Software & Services - 3.0%
Alibaba Group Holding Ltd. sponsored ADR	14,700	1,223,628
HomeAway, Inc. (a)	21,000	633,570
Yahoo!, Inc. (a)	42,600	1,892,931
		3,750,129
LEISURE PRODUCTS - 1.8%
Leisure Products - 1.8%
Brunswick Corp.	12,880	662,676
Polaris Industries, Inc.	11,800	1,664,980
		2,327,656
MEDIA - 21.4%
Advertising - 0.3%
MDC Partners, Inc. Class A (sub. vtg.)	12,178	345,246
Broadcasting - 2.4%
ITV PLC	798,300	2,994,837
Cable & Satellite - 9.5%
Comcast Corp. Class A	124,800	7,047,456
DIRECTV (a)	14,937	1,271,139
Naspers Ltd. Class N	19,740	3,043,433
Time Warner Cable, Inc.	4,650	696,942
		12,058,970
Movies & Entertainment - 8.8%
CTS Eventim AG	9,174	289,025
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Movies & Entertainment - continued
The Walt Disney Co.	94,104	$ 9,870,570
Time Warner, Inc.	12,170	1,027,635
		11,187,230
Publishing - 0.4%
Rightmove PLC	10,100	449,021
TOTAL MEDIA		27,035,304
MULTILINE RETAIL - 2.2%
Department Stores - 1.7%
Macy's, Inc.	33,300	2,161,503
General Merchandise Stores - 0.5%
B&M European Value Retail S.A.	131,218	608,277
TOTAL MULTILINE RETAIL		2,769,780
PERSONAL PRODUCTS - 0.8%
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	11,540	959,666
SOFTWARE - 0.2%
Application Software - 0.2%
Mobileye NV (a)	6,100	256,383
SPECIALTY RETAIL - 18.9%
Apparel Retail - 7.6%
L Brands, Inc.	53,960	5,087,888
Ross Stores, Inc.	20,900	2,202,024
TJX Companies, Inc.	19,557	1,369,968
United Arrows Ltd.	8,700	258,232
Zumiez, Inc. (a)	15,486	623,312
		9,541,424
Automotive Retail - 4.2%
AutoZone, Inc. (a)	3,780	2,578,565
O'Reilly Automotive, Inc. (a)	12,880	2,785,171
		5,363,736
Home Improvement Retail - 5.2%
Home Depot, Inc.	58,160	6,607,558
Specialty Stores - 1.9%
Tiffany & Co., Inc.	21,255	1,870,653
World Duty Free SpA (a)	44,939	484,656
		2,355,309
TOTAL SPECIALTY RETAIL		23,868,027

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 9.4%
Apparel, Accessories & Luxury Goods - 5.9%
Compagnie Financiere Richemont SA Series A	6,556	$ 526,780
G-III Apparel Group Ltd. (a)	17,976	2,024,996
lululemon athletica, Inc. (a)	1,800	115,236
PVH Corp.	25,036	2,667,836
VF Corp.	28,448	2,142,419
		7,477,267
Footwear - 3.5%
NIKE, Inc. Class B	44,495	4,464,183
TOTAL TEXTILES, APPAREL & LUXURY GOODS		11,941,450
TOTAL COMMON STOCKS (Cost $106,035,592)		125,974,508
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.14% (b)	801,574	801,574
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	660,867	660,867
TOTAL MONEY MARKET FUNDS (Cost $1,462,441)		1,462,441
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $107,498,033)	127,436,949
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(884,662)
NET ASSETS - 100%	$ 126,552,287
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 938
Fidelity Securities Lending Cash Central Fund	587
Total	$ 1,525
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 125,974,508	$ 124,427,500	$ 1,547,008	$ -
Money Market Funds	1,462,441	1,462,441	-	-
Total Investments in Securities:	$ 127,436,949	$ 125,889,941	$ 1,547,008	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 959,008
Level 2 to Level 1	$ 936,312
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $107,688,521. Net unrealized appreciation aggregated $19,748,428, of which $22,701,297 related to appreciated investment securities and $2,952,869 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Financial Services Portfolio

March 31, 2015

1.814647.110

VFS-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
BANKS - 29.4%
Diversified Banks - 23.7%
Bank of America Corp.	315,042	$ 4,848,496
Citigroup, Inc.	92,239	4,752,153
Comerica, Inc.	14,929	673,746
JPMorgan Chase & Co.	89,754	5,437,297
U.S. Bancorp	88,573	3,867,983
Wells Fargo & Co.	55,396	3,013,542
		22,593,217
Regional Banks - 5.7%
CoBiz, Inc.	29,356	361,666
Fifth Third Bancorp	70,078	1,320,970
Huntington Bancshares, Inc.	50,600	559,130
Popular, Inc. (a)	18,600	639,654
Prosperity Bancshares, Inc.	15,000	787,200
Regions Financial Corp.	30,500	288,225
SunTrust Banks, Inc.	36,900	1,516,221
		5,473,066
TOTAL BANKS		28,066,283
CAPITAL MARKETS - 12.4%
Asset Management & Custody Banks - 9.2%
Affiliated Managers Group, Inc. (a)	4,034	866,423
Ameriprise Financial, Inc.	12,020	1,572,697
Artisan Partners Asset Management, Inc.	25,980	1,181,051
Invesco Ltd.	55,377	2,197,913
Oaktree Capital Group LLC Class A	20,800	1,074,528
The Blackstone Group LP	49,776	1,935,789
		8,828,401
Diversified Capital Markets - 0.5%
Close Brothers Group PLC	20,800	481,025
Investment Banking & Brokerage - 2.7%
E*TRADE Financial Corp. (a)	52,300	1,493,427
Raymond James Financial, Inc.	18,600	1,056,108
		2,549,535
TOTAL CAPITAL MARKETS		11,858,961
CONSUMER FINANCE - 6.2%
Consumer Finance - 6.2%
Capital One Financial Corp.	46,153	3,637,779
Navient Corp.	66,380	1,349,505
Springleaf Holdings, Inc. (a)	18,050	934,449
		5,921,733
DIVERSIFIED CONSUMER SERVICES - 1.2%
Specialized Consumer Services - 1.2%
H&R Block, Inc.	34,300	1,100,001

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 9.3%
Multi-Sector Holdings - 4.5%
Berkshire Hathaway, Inc. Class B (a)	29,543	$ 4,263,646
Specialized Finance - 4.8%
IntercontinentalExchange Group, Inc.	9,276	2,163,813
McGraw Hill Financial, Inc.	23,990	2,480,566
		4,644,379
TOTAL DIVERSIFIED FINANCIAL SERVICES		8,908,025
HEALTH CARE PROVIDERS & SERVICES - 1.3%
Health Care Facilities - 1.3%
Brookdale Senior Living, Inc. (a)	31,800	1,200,768
INSURANCE - 11.8%
Insurance Brokers - 3.3%
Arthur J. Gallagher & Co.	22,100	1,033,175
Brown & Brown, Inc.	28,100	930,391
Marsh & McLennan Companies, Inc.	22,100	1,239,589
		3,203,155
Life & Health Insurance - 2.5%
Prudential PLC	31,841	790,149
Torchmark Corp.	28,890	1,586,639
		2,376,788
Property & Casualty Insurance - 6.0%
ACE Ltd.	16,200	1,806,138
Allstate Corp.	31,370	2,232,603
FNF Group	36,850	1,354,606
The Travelers Companies, Inc.	2,829	305,900
		5,699,247
TOTAL INSURANCE		11,279,190
INTERNET SOFTWARE & SERVICES - 1.1%
Internet Software & Services - 1.1%
eBay, Inc. (a)	18,700	1,078,616
IT SERVICES - 4.7%
Data Processing & Outsourced Services - 4.7%
EVERTEC, Inc.	42,400	926,864
Fiserv, Inc. (a)	14,978	1,189,253
The Western Union Co.	49,200	1,023,852
Visa, Inc. Class A	20,840	1,363,144
		4,503,113
REAL ESTATE INVESTMENT TRUSTS - 12.6%
Mortgage REITs - 4.2%
Altisource Residential Corp. Class B	48,000	1,001,280
American Capital Agency Corp.	18,700	398,871
NorthStar Realty Finance Corp. (d)	70,100	1,270,212
Redwood Trust, Inc. (d)	46,100	823,807
Two Harbors Investment Corp.	46,700	495,954
		3,990,124
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Office REITs - 1.4%
Boston Properties, Inc.	9,330	$ 1,310,678
Residential REITs - 1.3%
Essex Property Trust, Inc.	5,520	1,269,048
Retail REITs - 1.2%
WP Glimcher, Inc.	69,391	1,153,972
Specialized REITs - 4.5%
American Tower Corp.	33,210	3,126,722
Outfront Media, Inc.	40,569	1,213,824
		4,340,546
TOTAL REAL ESTATE INVESTMENT TRUSTS		12,064,368
REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.3%
Real Estate Services - 4.3%
CBRE Group, Inc. (a)	64,588	2,500,201
Realogy Holdings Corp. (a)	34,150	1,553,142
		4,053,343
THRIFTS & MORTGAGE FINANCE - 0.9%
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (a)	29,300	282,159
Ocwen Financial Corp. (a)(d)	52,790	435,518
Radian Group, Inc.	9,400	157,826
Washington Mutual, Inc. (a)	5,300	0
		875,503

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.8%
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	18,400	$ 803,160
TOTAL COMMON STOCKS (Cost $75,077,042)		91,713,064
Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.14% (b)	3,415,323	$ 3,415,323
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,825,790	1,825,790
TOTAL MONEY MARKET FUNDS (Cost $5,241,113)		5,241,113
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $80,318,155)	96,954,177
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(1,457,887)
NET ASSETS - 100%	$ 95,496,290
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,426
Fidelity Securities Lending Cash Central Fund	859
Total	$ 2,285
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 91,713,064	$ 90,922,915	$ 790,149	$ -
Money Market Funds	5,241,113	5,241,113	-	-
Total Investments in Securities:	$ 96,954,177	$ 96,164,028	$ 790,149	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $80,718,616. Net unrealized appreciation aggregated $16,235,561, of which $17,869,912 related to appreciated investment securities and $1,634,351 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Health Care Portfolio

March 31, 2015

1.814639.110

VHC-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
BIOTECHNOLOGY - 24.1%
Biotechnology - 24.1%
Acceleron Pharma, Inc. (a)	39,266	$ 1,494,464
Acorda Therapeutics, Inc. (a)	62,200	2,070,016
Actelion Ltd.	29,206	3,384,025
Advaxis, Inc. (a)(d)	158,699	2,291,614
Alder Biopharmaceuticals, Inc.	120,000	3,463,200
Alexion Pharmaceuticals, Inc. (a)	47,815	8,286,340
Alnylam Pharmaceuticals, Inc. (a)	48,100	5,022,602
AMAG Pharmaceuticals, Inc. (a)	113,125	6,183,413
Amgen, Inc.	268,617	42,938,427
Arena Pharmaceuticals, Inc. (a)(d)	690,700	3,018,359
Array BioPharma, Inc. (a)(d)	344,320	2,537,638
Ascendis Pharma A/S	46,500	806,775
Avalanche Biotechnologies, Inc. (a)	20,914	847,435
Biogen, Inc. (a)	49,148	20,752,252
BioMarin Pharmaceutical, Inc. (a)	75,400	9,396,348
Celgene Corp. (a)	198,340	22,864,635
Celldex Therapeutics, Inc. (a)	50,447	1,405,958
Cellectis SA sponsored ADR (d)	110,000	3,804,900
Clovis Oncology, Inc. (a)	34,000	2,523,820
Curis, Inc. (a)	662,500	1,590,000
Discovery Laboratories, Inc. (a)	672,500	800,275
Dyax Corp. (a)	162,500	2,722,688
Gilead Sciences, Inc. (a)	170,590	16,739,997
Innate Pharma SA (a)(d)	88,000	761,707
Insmed, Inc. (a)	180,372	3,751,738
Intercept Pharmaceuticals, Inc. (a)	28,679	8,088,052
Mirati Therapeutics, Inc. (a)	120,000	3,518,400
Neurocrine Biosciences, Inc. (a)	215,200	8,545,592
PTC Therapeutics, Inc. (a)	43,200	2,628,720
Puma Biotechnology, Inc. (a)	104,500	24,673,495
Synageva BioPharma Corp. (a)	18,802	1,833,759
TESARO, Inc. (a)(d)	68,800	3,949,120
Ultragenyx Pharmaceutical, Inc. (a)	91,477	5,679,807
United Therapeutics Corp. (a)	39,100	6,742,209
Vanda Pharmaceuticals, Inc. (a)(d)	200,500	1,864,650
Vertex Pharmaceuticals, Inc. (a)	250,600	29,563,282
Vital Therapies, Inc.	80,000	2,000,800
		268,546,512
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	92,659	2,211,770
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
Keysight Technologies, Inc. (a)	95,850	3,560,828
HEALTH CARE EQUIPMENT & SUPPLIES - 19.4%
Health Care Equipment - 17.6%
Atricure, Inc. (a)	150,000	3,073,500
Boston Scientific Corp. (a)	2,700,000	47,925,000
CONMED Corp.	110,000	5,553,900

	Shares	Value
Edwards Lifesciences Corp. (a)	53,165	$ 7,573,886
HeartWare International, Inc. (a)(d)	79,185	6,950,067
Integra LifeSciences Holdings Corp. (a)	60,000	3,699,000
Lumenis Ltd. Class B (a)	116,190	1,390,794
Medtronic PLC	842,656	65,718,741
Neovasc, Inc. (a)	540,000	4,860,000
Nevro Corp.	36,000	1,725,480
NxStage Medical, Inc. (a)	50,013	865,225
PW Medtech Group Ltd. (a)	2,055,000	776,657
ResMed, Inc. (d)	101,600	7,292,848
St. Jude Medical, Inc.	53,800	3,518,520
Steris Corp.	57,700	4,054,579
Tornier NV (a)	262,100	6,872,262
Wright Medical Group, Inc. (a)(d)	50,000	1,290,000
Zeltiq Aesthetics, Inc. (a)(d)	110,711	3,413,220
Zimmer Holdings, Inc.	160,600	18,873,712
		195,427,391
Health Care Supplies - 1.8%
Derma Sciences, Inc. (a)	113,975	965,368
Endologix, Inc. (a)(d)	235,200	4,014,864
The Cooper Companies, Inc.	82,374	15,438,535
		20,418,767
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		215,846,158
HEALTH CARE PROVIDERS & SERVICES - 13.2%
Health Care Distributors & Services - 4.5%
Amplifon SpA	316,600	2,156,587
EBOS Group Ltd.	381,513	3,051,845
McKesson Corp.	189,836	42,940,903
United Drug PLC (United Kingdom)	251,400	1,762,079
		49,911,414
Health Care Facilities - 3.0%
Brookdale Senior Living, Inc. (a)	169,450	6,398,432
HCA Holdings, Inc. (a)	155,300	11,683,219
Surgical Care Affiliates, Inc. (a)	198,240	6,805,579
Universal Health Services, Inc. Class B	71,900	8,463,349
		33,350,579
Health Care Services - 2.0%
Air Methods Corp. (a)	82,915	3,863,010
DaVita HealthCare Partners, Inc. (a)	106,800	8,680,704
Envision Healthcare Holdings, Inc. (a)	236,800	9,081,280
		21,624,994
Managed Health Care - 3.7%
Cigna Corp.	107,488	13,913,247
Humana, Inc.	36,519	6,501,112
UnitedHealth Group, Inc.	137,807	16,301,190
Wellcare Health Plans, Inc. (a)	51,900	4,746,774
		41,462,323
TOTAL HEALTH CARE PROVIDERS & SERVICES		146,349,310
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 3.3%
Health Care Technology - 3.3%
athenahealth, Inc. (a)(d)	73,801	$ 8,811,101
Castlight Health, Inc.	104,900	814,024
Castlight Health, Inc. Class B (a)	14,100	109,416
Cerner Corp. (a)	183,100	13,413,906
Connecture, Inc.	250,000	2,587,500
HealthStream, Inc. (a)	166,892	4,205,678
Medidata Solutions, Inc. (a)	138,805	6,806,997
		36,748,622
INDUSTRIAL CONGLOMERATES - 0.9%
Industrial Conglomerates - 0.9%
Danaher Corp.	114,847	9,750,510
LIFE SCIENCES TOOLS & SERVICES - 2.6%
Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	327,100	13,591,005
Bruker Corp. (a)	194,747	3,596,977
PRA Health Sciences, Inc.	116,910	3,371,684
Thermo Fisher Scientific, Inc.	62,390	8,381,473
		28,941,139
PHARMACEUTICALS - 33.0%
Pharmaceuticals - 33.0%
AbbVie, Inc.	386,512	22,626,412
Actavis PLC (a)	307,030	91,378,269
Amphastar Pharmaceuticals, Inc. (a)	100,000	1,496,000
Bristol-Myers Squibb Co.	84,170	5,428,965
Dechra Pharmaceuticals PLC	210,000	3,136,946
Eisai Co. Ltd. (d)	128,900	9,168,378
Endo Health Solutions, Inc. (a)	224,303	20,119,979
Jazz Pharmaceuticals PLC (a)	63,663	11,000,330
Jiangsu Hengrui Medicine Co. Ltd.	290,300	2,158,695
Lee's Pharmaceutical Holdings Ltd.	1,060,000	1,531,347
Mallinckrodt PLC (a)	193,471	24,503,102
Merck & Co., Inc.	67,306	3,868,749
Mylan N.V. (a)	270,361	16,045,925
Novartis AG sponsored ADR	150,000	14,791,500
Omeros Corp. (a)(d)	133,400	2,938,802
Pacira Pharmaceuticals, Inc. (a)	46,100	4,095,985
Perrigo Co. PLC	96,731	16,013,817
Prestige Brands Holdings, Inc. (a)	206,904	8,874,113
Relypsa, Inc. (a)	66,225	2,388,736
Sanofi SA sponsored ADR	247,000	12,211,680
Shire PLC sponsored ADR	125,687	30,075,642
Teva Pharmaceutical Industries Ltd. sponsored ADR	648,200	40,382,860
TherapeuticsMD, Inc. (a)	576,800	3,489,640
Valeant Pharmaceuticals International (Canada) (a)	78,800	15,567,130
ZS Pharma, Inc.	85,900	3,614,672
		366,907,674

	Shares	Value
PROFESSIONAL SERVICES - 0.6%
Human Resource & Employment Services - 0.6%
WageWorks, Inc. (a)	116,704	$ 6,223,824
TOTAL COMMON STOCKS (Cost $824,078,914)		1,085,086,347
Convertible Preferred Stocks - 0.1%

HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (e) (Cost $1,193,163)	181,172	1,145,007
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.14% (b)	27,856,002	27,856,002
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	34,665,459	34,665,459
TOTAL MONEY MARKET FUNDS (Cost $62,521,461)		62,521,461
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $887,793,538)	1,148,752,815
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(36,371,307)
NET ASSETS - 100%	$ 1,112,381,508
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,145,007 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$ 1,193,163
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,209
Fidelity Securities Lending Cash Central Fund	52,612
Total	$ 58,821
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,085,086,347	$ 1,059,872,044	$ 25,214,303	$ -
Convertible Preferred Stocks	1,145,007	-	-	1,145,007
Money Market Funds	62,521,461	62,521,461	-	-
Total Investments in Securities:	$ 1,148,752,815	$ 1,122,393,505	$ 25,214,303	$ 1,145,007
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $888,743,513. Net unrealized appreciation aggregated $260,009,302, of which $267,590,301 related to appreciated investment securities and $7,580,999 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Staples Portfolio

March 31, 2015

1.856925.107

VCSP-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
BEVERAGES - 21.2%
Brewers - 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	8,000	$ 66,799
Anheuser-Busch InBev SA NV	5,236	639,658
Boston Beer Co., Inc. Class A (a)	1,000	267,400
SABMiller PLC	7,700	404,345
		1,378,202
Distillers & Vintners - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	30,300	3,521,163
Soft Drinks - 18.8%
Britvic PLC	30,500	332,315
Coca-Cola Bottling Co. Consolidated	25,030	2,829,892
Coca-Cola Central Japan Co. Ltd.	86,900	1,771,053
Coca-Cola Enterprises, Inc.	15,800	698,360
Coca-Cola HBC AG	15,550	280,262
Coca-Cola Icecek Sanayi A/S	7,853	132,805
Dr. Pepper Snapple Group, Inc.	17,500	1,373,400
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (a)	3,285	307,148
Monster Beverage Corp. (a)	39,700	5,494,282
PepsiCo, Inc.	52,206	4,991,938
The Coca-Cola Co.	486,238	19,716,951
		37,928,406
TOTAL BEVERAGES		42,827,771
BIOTECHNOLOGY - 0.6%
Biotechnology - 0.6%
Enzymotec Ltd. (a)	165,200	1,189,440
CHEMICALS - 0.3%
Fertilizers & Agricultural Chemicals - 0.3%
Agrium, Inc. (d)	4,300	448,147
Intrepid Potash, Inc. (a)	19,100	220,605
		668,752
FOOD & STAPLES RETAILING - 18.6%
Drug Retail - 10.8%
CVS Health Corp.	112,739	11,635,792
Diplomat Pharmacy, Inc. (d)	15,300	529,074
Rite Aid Corp. (a)	98,900	859,441
Walgreens Boots Alliance, Inc.	104,300	8,832,124
		21,856,431
Food Retail - 4.9%
Fresh Market, Inc. (a)(d)	9,128	370,962
Kroger Co.	73,976	5,671,000
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	12,700	350,647
Sprouts Farmers Market LLC (a)	46,400	1,634,672
Whole Foods Market, Inc.	35,000	1,822,800
		9,850,081

	Shares	Value
Hypermarkets & Super Centers - 2.9%
Costco Wholesale Corp.	16,200	$ 2,454,219
Wal-Mart Stores, Inc.	41,904	3,446,604
		5,900,823
TOTAL FOOD & STAPLES RETAILING		37,607,335
FOOD PRODUCTS - 24.9%
Agricultural Products - 1.6%
Archer Daniels Midland Co.	27,764	1,316,014
Bunge Ltd.	20,712	1,705,840
First Resources Ltd.	150,000	206,580
		3,228,434
Packaged Foods & Meats - 23.3%
ConAgra Foods, Inc.	72,900	2,663,037
Danone SA	9,737	656,350
Dean Foods Co.	154,500	2,553,885
Diamond Foods, Inc. (a)	4,242	138,162
Glanbia PLC	9,200	170,791
Greencore Group PLC	83,800	400,772
Hormel Foods Corp.	24,600	1,398,510
JBS SA	106,600	474,290
Kellogg Co.	32,600	2,149,970
Keurig Green Mountain, Inc.	71,194	7,954,506
Kraft Foods Group, Inc.	66,300	5,775,725
McCormick & Co., Inc. (non-vtg.)	5,600	431,816
Mead Johnson Nutrition Co. Class A	69,700	7,006,941
Mondelez International, Inc.	222,400	8,026,416
Post Holdings, Inc. (a)	11,700	548,028
The Hain Celestial Group, Inc. (a)	12,580	805,749
The Hershey Co.	6,900	696,279
The J.M. Smucker Co.	15,800	1,828,534
Tyson Foods, Inc. Class A	37,300	1,428,590
Unilever NV (Certificaten Van Aandelen) (Bearer)	43,643	1,823,735
Want Want China Holdings Ltd.	98,000	104,034
		47,036,120
TOTAL FOOD PRODUCTS		50,264,554
HOUSEHOLD DURABLES - 0.5%
Housewares & Specialties - 0.5%
Jarden Corp. (a)	17,350	917,815
HOUSEHOLD PRODUCTS - 14.7%
Household Products - 14.7%
Church & Dwight Co., Inc.	7,600	649,192
Colgate-Palmolive Co.	10,490	727,377
Procter & Gamble Co.	277,036	22,700,328
Spectrum Brands Holdings, Inc.	2,800	250,768
Svenska Cellulosa AB (SCA) (B Shares)	230,000	5,306,573
		29,634,238
Common Stocks - continued
	Shares	Value
MULTILINE RETAIL - 0.2%
General Merchandise Stores - 0.2%
Dollar General Corp.	6,100	$ 459,818
PERSONAL PRODUCTS - 7.1%
Personal Products - 7.1%
Asaleo Care Ltd.	462,122	665,233
Avon Products, Inc. (d)	102,300	817,377
Beiersdorf AG (d)	9,700	843,781
Coty, Inc. Class A	7,500	182,025
Elizabeth Arden, Inc. (a)(d)	75,000	1,170,000
Estee Lauder Companies, Inc. Class A	77,400	6,436,584
Herbalife Ltd. (d)	62,900	2,689,604
Nu Skin Enterprises, Inc. Class A	17,888	1,077,036
Ontex Group NV	17,000	516,663
		14,398,303
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Perrigo Co. PLC	2,328	385,400
SPECIALTY RETAIL - 0.6%
Specialty Stores - 0.6%
GNC Holdings, Inc.	24,000	1,177,680
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
Textiles - 0.4%
Japan Tobacco, Inc.	23,000	727,142
TOBACCO - 10.3%
Tobacco - 10.3%
Altria Group, Inc.	156,896	7,847,938
British American Tobacco PLC sponsored ADR	24,359	2,527,733

	Shares	Value
ITC Ltd. (a)	27,681	$ 144,831
Lorillard, Inc.	60,495	3,953,348
Philip Morris International, Inc.	43,234	3,256,817
Reynolds American, Inc.	45,400	3,128,514
		20,859,181
TOTAL COMMON STOCKS (Cost $164,680,628)		201,117,429
Money Market Funds - 2.9%

Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c) (Cost $5,839,100)	5,839,100	5,839,100
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $170,519,728)		206,956,529
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(5,121,871)
NET ASSETS - 100%		$ 201,834,658
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 739
Fidelity Securities Lending Cash Central Fund	51,556
Total	$ 52,295
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 201,117,429	$ 195,499,491	$ 5,617,938	$ -
Money Market Funds	5,839,100	5,839,100	-	-
Total Investments in Securities:	$ 206,956,529	$ 201,338,591	$ 5,617,938	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $170,823,209. Net unrealized appreciation aggregated $36,133,320, of which $39,714,848 related to appreciated investment securities and $3,581,528 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Real Estate Portfolio

March 31, 2015

1.799880.111

VIPRE-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 96.6%
REITs - Apartments - 17.9%
American Campus Communities, Inc.	369,400	$ 15,836,178
AvalonBay Communities, Inc.	64,542	11,246,444
Camden Property Trust (SBI)	147,900	11,555,427
Equity Residential (SBI)	161,770	12,595,412
Essex Property Trust, Inc.	124,139	28,539,556
Post Properties, Inc.	55,600	3,165,308
UDR, Inc.	574,300	19,543,429
TOTAL REITS - APARTMENTS		102,481,754
REITs - Diversified - 7.6%
Cousins Properties, Inc.	768,600	8,147,160
Digital Realty Trust, Inc.	225,300	14,860,788
Duke Realty LP	675,600	14,707,812
Vornado Realty Trust	54,910	6,149,920
TOTAL REITS - DIVERSIFIED		43,865,680
REITs - Health Care - 11.4%
HCP, Inc.	620,025	26,791,280
Health Care REIT, Inc.	100,978	7,811,658
Medical Properties Trust, Inc.	160,500	2,365,770
Sabra Health Care REIT, Inc.	189,500	6,281,925
Senior Housing Properties Trust (SBI)	314,600	6,980,974
Ventas, Inc.	206,610	15,086,662
TOTAL REITS - HEALTH CARE		65,318,269
REITs - Hotels - 6.4%
Ashford Hospitality Prime, Inc.	216,682	3,633,757
FelCor Lodging Trust, Inc.	1,216,004	13,971,886
Host Hotels & Resorts, Inc.	385,078	7,770,874
RLJ Lodging Trust	250,300	7,836,893
Sunstone Hotel Investors, Inc.	213,119	3,552,694
TOTAL REITS - HOTELS		36,766,104
REITs - Manufactured Homes - 1.7%
Sun Communities, Inc.	143,999	9,607,613
REITs - Office Property - 15.1%
Alexandria Real Estate Equities, Inc.	225,679	22,125,569
Boston Properties, Inc.	239,177	33,599,585
Gramercy Property Trust, Inc.	105,375	2,957,876
New York (REIT), Inc.	314,513	3,296,096
Piedmont Office Realty Trust, Inc. Class A	86,339	1,606,769
SL Green Realty Corp. (d)	179,659	23,064,622
TOTAL REITS - OFFICE PROPERTY		86,650,517
REITs - Regional Malls - 15.6%
General Growth Properties, Inc.	228,200	6,743,310

	Shares	Value
Simon Property Group, Inc.	306,399	$ 59,943,901
Taubman Centers, Inc.	214,600	16,552,098
The Macerich Co.	75,100	6,333,183
TOTAL REITS - REGIONAL MALLS		89,572,492
REITs - Shopping Centers - 9.9%
Cedar Shopping Centers, Inc.	716,018	5,362,975
Excel Trust, Inc.	184,162	2,581,951
Federal Realty Investment Trust (SBI)	123,400	18,165,714
Kite Realty Group Trust	315,953	8,900,396
Ramco-Gershenson Properties Trust (SBI)	104,000	1,934,400
Urban Edge Properties	423,705	10,041,809
WP Glimcher, Inc.	576,599	9,588,841
TOTAL REITS - SHOPPING CENTERS		56,576,086
REITs - Storage - 7.0%
Extra Space Storage, Inc.	301,600	20,379,112
Public Storage	99,555	19,626,273
TOTAL REITS - STORAGE		40,005,385
REITs - Warehouse/Industrial - 4.0%
DCT Industrial Trust, Inc.	359,650	12,465,469
Prologis, Inc.	152,237	6,631,444
Terreno Realty Corp.	162,101	3,695,903
TOTAL REITS - WAREHOUSE/INDUSTRIAL		22,792,816
TOTAL REAL ESTATE INVESTMENT TRUSTS		553,636,716
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.5%
Real Estate Operating Companies - 2.5%
Forest City Enterprises, Inc. Class A (a)	546,920	13,957,398
TOTAL COMMON STOCKS (Cost $421,021,220)		567,594,114
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	6,725,649	$ 6,725,649
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	6,744,750	6,744,750
TOTAL MONEY MARKET FUNDS (Cost $13,470,399)		13,470,399
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $434,491,619)		581,064,513
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(8,128,398)
NET ASSETS - 100%		$ 572,936,115
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,778
Fidelity Securities Lending Cash Central Fund	1,351
Total	$ 4,129
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $435,399,349. Net unrealized appreciation aggregated $145,665,164, of which $149,407,912 related to appreciated investment securities and $3,742,748 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Telecommunications Portfolio

March 31, 2015

1.856921.107

VTELP-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.8%
Communications Equipment - 0.8%
Arris Group, Inc. (a)	2,400	$ 69,348
Ruckus Wireless, Inc. (a)	8,700	111,969
		181,317
DIVERSIFIED TELECOMMUNICATION SERVICES - 63.2%
Alternative Carriers - 23.3%
8x8, Inc. (a)	50,892	427,493
Cogent Communications Group, Inc.	25,690	907,628
Globalstar, Inc. (a)	162,100	539,793
Iliad SA	875	204,445
inContact, Inc. (a)	46,831	510,458
Inmarsat PLC	4,500	61,780
Iridium Communications, Inc. (a)	22,844	221,815
Level 3 Communications, Inc. (a)	22,030	1,186,095
Lumos Networks Corp.	25,818	393,983
Premiere Global Services, Inc. (a)	24,212	231,467
Towerstream Corp. (a)	39,720	85,795
Vonage Holdings Corp. (a)	35,600	174,796
		4,945,548
Integrated Telecommunication Services - 39.9%
AT&T, Inc.	47,338	1,545,586
Atlantic Tele-Network, Inc.	5,100	353,022
Bezeq The Israel Telecommunication Corp. Ltd.	80,200	149,545
CenturyLink, Inc.	18,990	656,105
Cincinnati Bell, Inc. (a)	40,039	141,338
Consolidated Communications Holdings, Inc.	12,700	259,080
Frontier Communications Corp.	54,114	381,504
General Communications, Inc. Class A (a)	3,447	54,325
IDT Corp. Class B	9,238	163,975
Telecom Italia SpA (a)	51,900	60,770
Verizon Communications, Inc.	93,071	4,526,039
Windstream Holdings, Inc.	27,500	203,500
		8,494,789
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		13,440,337
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Technology Distributors - 0.2%
Ingram Micro, Inc. Class A (a)	1,800	45,216
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
Gogo, Inc. (a)	5,600	106,736
Rackspace Hosting, Inc. (a)	2,300	118,657
		225,393

	Shares	Value
IT SERVICES - 0.0%
IT Consulting & Other Services - 0.0%
Interxion Holding N.V. (a)	320	$ 9,024
MEDIA - 9.8%
Cable & Satellite - 9.8%
DIRECTV (a)	15,900	1,353,090
Liberty Global PLC Class C	1,900	94,639
Time Warner Cable, Inc.	4,200	629,496
		2,077,225
REAL ESTATE INVESTMENT TRUSTS - 2.7%
Office REITs - 0.2%
CyrusOne, Inc.	1,000	31,120
Specialized REITs - 2.5%
American Tower Corp.	5,082	478,470
Crown Castle International Corp.	700	57,778
		536,248
TOTAL REAL ESTATE INVESTMENT TRUSTS		567,368
SOFTWARE - 0.7%
Application Software - 0.6%
Comverse, Inc. (a)	2,700	53,190
Interactive Intelligence Group, Inc. (a)	1,700	70,006
		123,196
Systems Software - 0.1%
Rovi Corp. (a)	1,300	23,673
TOTAL SOFTWARE		146,869
WIRELESS TELECOMMUNICATION SERVICES - 19.3%
Wireless Telecommunication Services - 19.3%
Bharti Infratel Ltd.	21,792	134,717
Boingo Wireless, Inc. (a)	42	317
KDDI Corp.	8,400	189,777
RingCentral, Inc. (a)	14,400	220,752
SBA Communications Corp. Class A (a)	7,668	897,923
Shenandoah Telecommunications Co.	3,937	122,677
SoftBank Corp.	3,600	209,662
Sprint Corp. (a)	67,916	321,922
T-Mobile U.S., Inc. (a)	28,328	897,714
Telephone & Data Systems, Inc.	27,425	682,883
U.S. Cellular Corp. (a)	3,200	114,304
Vodafone Group PLC sponsored ADR	9,400	307,192
		4,099,840
TOTAL COMMON STOCKS (Cost $17,946,445)		20,792,589
Nonconvertible Preferred Stocks - 0.6%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Integrated Telecommunication Services - 0.4%
Telefonica Brasil SA sponsored ADR	4,800	$ 73,392
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
TIM Participacoes SA sponsored ADR	3,100	51,398
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $182,891)		124,790
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.14% (b) (Cost $312,344)	312,344	312,344
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $18,441,680)		21,229,723
NET OTHER ASSETS (LIABILITIES) - 0.2%		45,927
NET ASSETS - 100%		$ 21,275,650
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 111
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 20,792,589	$ 20,332,380	$ 460,209	$ -
Nonconvertible Preferred Stocks	124,790	124,790	-	-
Money Market Funds	312,344	312,344	-	-
Total Investments in Securities:	$ 21,229,723	$ 20,769,514	$ 460,209	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $18,589,522. Net unrealized appreciation aggregated $2,640,201, of which $3,285,926 related to appreciated investment securities and $645,725 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 1, 2015